Note 14 - Revenue (Details Textual)	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)
Number of Reportable Segments	2
Revenue from Contract with Customer, Including Assessed Tax	$ 285,234,752	$ 126,102,533	$ 126,102,533
Pipe Finishing Services [Member]
Revenue from Contract with Customer, Including Assessed Tax	$ 0	$ 0